Financial risk management - Summary of Changes in Loss Allowances (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025
Financial instruments credit-impaired [member] | Loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance		¥ 1,620	[1]	¥ 1,779
Changes due to financial assets recognized
— Financial assets that have been derecognized		(19)		(179)
New financial assets originated or purchased		64		48
Changes in models/risk parameters		0		(28)
Foreign exchange and other movements	[2]	(589)
Ending Balance	[1]	1,076		1,620
Lifetime expected credit losses [member] | Trade And Other Receivables And Contract Assets Including Noncurrent Other Receivables In The Pictures Segment [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance		26,847		33,066
Changes due to financial assets recognized
— Financial assets that have been derecognized		(578)		(1,843)
New financial assets originated or purchased		8,486		9,408
Write-offs		(4,900)		(11,936)
Changes in models/risk parameters		1,801		(1,400)
Foreign exchange and other movements		1,896		(448)
Ending Balance		33,552		26,847
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance		1,387	[1]	1,502
Changes due to financial assets recognized
— Transfer to lifetime expected credit losses		0		2
— Transfer to 12-month expected credit losses		0		(166)
— Financial assets that have been derecognized		(19)		(156)
New financial assets originated or purchased		64		16
Changes in models/risk parameters		0		189
Foreign exchange and other movements	[2]	(356)
Ending Balance	[1]	1,076		1,387
12-month expected credit losses [member] | Financial instruments credit-impaired [member] | Loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance		233	[1]	277
Changes due to financial assets recognized
— Transfer to lifetime expected credit losses		0		(2)
— Transfer to 12-month expected credit losses		0		166
— Financial assets that have been derecognized		0		(23)
New financial assets originated or purchased		0		32
Changes in models/risk parameters		0		(217)
Foreign exchange and other movements	[2]	(233)
Ending Balance	[1]	0		233
12-month expected credit losses [member] | Debt securities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance		61	[3]	58
Changes due to financial assets recognized
— Financial assets that have been derecognized		0	[3]	(3)
New financial assets originated or purchased		0	[3]	9
Changes in models/risk parameters		0	[3]	(3)
Foreign exchange and other movements	[2]	(61)	[3]	0
Ending Balance	[3]	¥ 0		¥ 61

[1]	Loans that are credit-impaired as of March 31, 2025 and 2026 were not significant.
[2]	The figures for the fiscal year ended March 31, 2026 include the impact of the deconsolidation of SFGI, which operates the Financial Services business, resulting from the execution of the Partial Spin-off of the Financial Services business.
[3]	For all debt securities, Sony considers that the credit risk has not increased significantly since initial recognition, and therefore the loss allowance is measured at an amount equal to 12-months of expected credit losses.